Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Inventory Disclosure [Abstract]
Component parts	$ 4,100	$ 6,175
Finished goods	911	1,509
Total inventories	$ 5,011	$ 7,684